Convertible Preference Share Liabilities (Details) - USD ($)		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Convertible Preference Share Liabilities (Details) [Line Items]
Shares issued		65,000,000
Private warrants (in Dollars)		$ 1,000
Convertible Preference Shares description		The Company may, at its option, force conversion of the Preference Shares in whole or in part if the VWAP (as defined in the certificate of designation for the Preference Shares (the “Certificate of Designation”)) is at least 200% of the then in effect Conversion Price (as defined in the Certificate of Designation) for each Trading Day (as defined in the Certificate of Designation) during any 10 consecutive Trading Day period, provided that certain volume thresholds and other conditions set forth in the Certificate of Designation are met, subject certain other limitations. Each Preference Share may be converted into the number of ordinary shares obtained by dividing $1,000 by the then in effect Conversion Price (as defined in the Certificate of Designation). The Conversion Price is initially $1.25 per ordinary share (or $12.50 reflective of the 10-to-1 reverse stock split effective April 15, 2024), subject to appropriate adjustment in the event of certain share dividends and distributions, share splits, share combinations, reclassifications or similar events affecting our ordinary shares and also upon any distributions of assets, including cash, shares or other property to our shareholders.
Reflective shares		560,000
Reverse stock split description		10-to-1 reverse stock split effective April 15, 2024
Securities Purchase Agreement [Member]
Convertible Preference Share Liabilities (Details) [Line Items]
Amount recieved (in Dollars)	$ 25,000,000
Series A Convertible Preference Shares [Member]
Convertible Preference Share Liabilities (Details) [Line Items]
Shares issued		25,000
Series A Ordinary Share [Member]
Convertible Preference Share Liabilities (Details) [Line Items]
Share purchase warrants		20,000,000
Convertible Preferrence Shares [Member]
Convertible Preference Share Liabilities (Details) [Line Items]
Shares issued		7,000
Ordinary shares [member]
Convertible Preference Share Liabilities (Details) [Line Items]
Converted shares		5,600,000